Subsequent Events (Details Narrative) - USD ($)				6 Months Ended
	Jul. 21, 2020	Jul. 18, 2020	Jul. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Feb. 25, 2020	May 30, 2018
Warrants to purchase of common stock						82,279
Excercise price of warrant							$ 6.00
Proceeds from exercise of warrants				$ 1,973,308
Subsequent Event [Member]
Proceeds from exercise of warrants	$ 5,186,000
Subsequent Event [Member] | Independent Directors One [Member]
Number of stock options granted during period, shares		100,000
Subsequent Event [Member] | Independent Directors Two [Member]
Number of stock options granted during period, shares		100,000
Subsequent Event [Member] | Independent Directors Three [Member]
Number of stock options granted during period, shares		100,000
Subsequent Event [Member] | Independent Directors Four [Member]
Number of stock options granted during period, shares		100,000
Subsequent Event [Member] | Various Employees and Consultants [Member]
Number of stock options granted during period, shares		2,650,000
Stock option, exercise price		$ 0.40
Subsequent Event [Member] | Independent Directors [Member]
Stock option, exercise price		$ 0.40
Subsequent Event [Member] | Underwriting Agreement, Public Offering [Member]
Warrants to purchase of common stock			750,000
Subsequent Event [Member] | Underwriting Agreement, Public Offering [Member] | Common Stock [Member]
Public offering, description			The Company entered into an Underwriting Agreement relating to a firm commitment public offering (the "Public Offering") of 12,500,000 units (the "Units"), consisting of an aggregate of 12,500,000 shares of common stock and warrants to purchase up to 12,500,000 shares of common stock at a public offering price of $0.32 per Unit.
Warrants to purchase of common stock			12,500,000
Excercise price of warrant			$ 0.32
Subsequent Event [Member] | Underwriting Agreement, Public Offering [Member] | Common Stock [Member] | Purchasing an Additional Shares [Member]
Warrants to purchase of common stock			1,875,000
Subsequent Event [Member] | Underwriting Agreement, Public Offering [Member] | Common Stock [Member] | Purchasing an Additional Shares [Member]
Warrants to purchase of common stock			14,375,000
Subsequent Event [Member] | Securties Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Public offering, description			The warrants are exercisable on the later of (i) date that we file an amendment to our amended and restated certificate of incorporation to reflect our stockholder's approval of either an increase in the number of our authorized shares of Common Stock or a reverse stock split (in either case in an amount sufficient to permit the conversion in full of the Preferred Stock and exercise in full of the warrants), and (ii) the date of approval as may be required by the applicable rules and regulations of The Nasdaq Stock Market LLC (or any successor entity) from the stockholders of the Company with respect to the transactions contemplated by the Securities Purchase Agreement, including the issuance of all of the shares issuable upon conversion of the Preferred Stock and warrants in excess of 19.99% of the issued and outstanding common stock on the closing date of the private placement.
Number of shares sold during period, shares			4,205,406
Subsequent Event [Member] | Securties Purchase Agreement [Member] | Common Stock [Member]
Warrants to purchase of common stock			6,078,125
Combined purchase price per share and warrant			$ 0.37
Number of shares converted during period			6,078,125
Subsequent Event [Member] | April 2020 Purchase Agreement and June 2020 Purchase Agreement [Member]
Warrants to purchase of common stock	3,495,000
Excercise price of warrant	$ 0.37
Warrants term	5 years